Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Notes to Financial Statements
Compay 401k contribution	50.00%	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 45	$ 40	$ 40
Management Security Plan expense	163	150	$ 138
Management Security Plan accrued benefit	$ 1,391	$ 1,227